EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Warrants And Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	5,463,333	16,156,413